Summary of Significant Accounting Policies - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Accounts Receivable	$ 9,808,594	$ 8,249,457
Allowance for doubtful accounts	(2,884,899)	(2,981,705)
Accounts Receivable – Net	6,923,695	5,267,752
Accounts Receivable-related parties	$ 7,389,359	$ 4,872,743